Concentration of Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Concentration of Risk (Details) [Line Items]
Credit risk financial instruments	¥ 238,792	$ 37,472	¥ 222,609
Customer description	For the years ended December 31,2019, 2020 and 2021, no customer individually represents greater than 10% of the total revenue.	For the years ended December 31,2019, 2020 and 2021, no customer individually represents greater than 10% of the total revenue.	For the years ended December 31,2019, 2020 and 2021, no customer individually represents greater than 10% of the total revenue.	For the years ended December 31,2019, 2020 and 2021, no customer individually represents greater than 10% of the total revenue.
Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage				1.00%
Purchases [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	19.60%	19.60%	30.80%	37.20%
Accounts Payable [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	10.90%	10.90%
Accounts Payable [Member] | Vendors Two [Member] | Maximum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage				30.70%
Accounts Payable [Member] | Vendors Two [Member] | Minimum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage				21.60%
Accounts Payable [Member] | Vendors Three [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage			10.00%
Accounts Payable [Member] | Vendors Three [Member] | Maximum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage			13.10%
Accounts Payable [Member] | Vendors Three [Member] | Minimum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage			10.40%